Gain on sale of assets (Tables)	12 Months Ended
Dec. 31, 2013
Proceeds from Sale of Productive Assets [Abstract]
Gain on sale of assets
The Company has recognized the following gains on sales of assets:

(In US$ millions)	Net proceeds	Book value on disposal	Gain
Year ended December 31, 2013:
Sale of jack-up West Janus	73	12	61
Total for year ended December 31, 2013	73	12	61

Year ended December 31, 2012:
Total for year ended December 31, 2012	—	—	—

Year ended December 31, 2011:
Sale of Jack-up rig West Juno	248	226	22
Total for year ended December 31, 2011	248	226	22